ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31,
	2024	2023
Employees and payroll accruals	$1,739	$1,577
Accrued expenses	1,087	905
Deferred revenues	3,147	2,254
Consideration payable in connection with a business combination (see Note 5)	712	—
Other	338	195
	$7,023	$4,931